Loans and Allowance for Loan Losses, Non-accrual Loans, By Loan Class (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Non accrual loans by loan class [Abstract]
Total non-accrual loans	$ 43,227	$ 52,446
Restructured real estate mortgages - 1 to 4 family	166	231
Total nonperforming loans	43,393	52,677
Commercial [Member] | Commercial Real Estate [Member]
Non accrual loans by loan class [Abstract]
Total non-accrual loans	6,620	9,209
Commercial [Member] | Other [Member]
Non accrual loans by loan class [Abstract]
Total non-accrual loans	332	124
Real Estate Mortgage - 1 to 4 Family [Member] | First Mortgages [Member]
Non accrual loans by loan class [Abstract]
Total non-accrual loans	31,494	37,648
Real Estate Mortgage - 1 to 4 Family [Member] | Home Equity Loans [Member]
Non accrual loans by loan class [Abstract]
Total non-accrual loans	691	694
Real Estate Mortgage - 1 to 4 Family [Member] | Home Equity Lines of Credit [Member]
Non accrual loans by loan class [Abstract]
Total non-accrual loans	3,997	4,764
Installment [Member]
Non accrual loans by loan class [Abstract]
Total non-accrual loans	93	7
New York and Other States [Member]
Non accrual loans by loan class [Abstract]
Total non-accrual loans	38,090	41,927
Restructured real estate mortgages - 1 to 4 family	166	231
Total nonperforming loans	38,256	42,158
New York and Other States [Member] | Commercial [Member] | Commercial Real Estate [Member]
Non accrual loans by loan class [Abstract]
Total non-accrual loans	6,620	6,511
New York and Other States [Member] | Commercial [Member] | Other [Member]
Non accrual loans by loan class [Abstract]
Total non-accrual loans	332	124
New York and Other States [Member] | Real Estate Mortgage - 1 to 4 Family [Member] | First Mortgages [Member]
Non accrual loans by loan class [Abstract]
Total non-accrual loans	26,713	30,329
New York and Other States [Member] | Real Estate Mortgage - 1 to 4 Family [Member] | Home Equity Loans [Member]
Non accrual loans by loan class [Abstract]
Total non-accrual loans	691	694
New York and Other States [Member] | Real Estate Mortgage - 1 to 4 Family [Member] | Home Equity Lines of Credit [Member]
Non accrual loans by loan class [Abstract]
Total non-accrual loans	3,641	4,263
New York and Other States [Member] | Installment [Member]
Non accrual loans by loan class [Abstract]
Total non-accrual loans	93	6
Florida [Member]
Non accrual loans by loan class [Abstract]
Total non-accrual loans	5,137	10,519
Restructured real estate mortgages - 1 to 4 family	0	0
Total nonperforming loans	5,137	10,519
Florida [Member] | Commercial [Member] | Commercial Real Estate [Member]
Non accrual loans by loan class [Abstract]
Total non-accrual loans	0	2,698
Florida [Member] | Commercial [Member] | Other [Member]
Non accrual loans by loan class [Abstract]
Total non-accrual loans	0	0
Florida [Member] | Real Estate Mortgage - 1 to 4 Family [Member] | First Mortgages [Member]
Non accrual loans by loan class [Abstract]
Total non-accrual loans	4,781	7,319
Florida [Member] | Real Estate Mortgage - 1 to 4 Family [Member] | Home Equity Loans [Member]
Non accrual loans by loan class [Abstract]
Total non-accrual loans	0	0
Florida [Member] | Real Estate Mortgage - 1 to 4 Family [Member] | Home Equity Lines of Credit [Member]
Non accrual loans by loan class [Abstract]
Total non-accrual loans	356	501
Florida [Member] | Installment [Member]
Non accrual loans by loan class [Abstract]
Total non-accrual loans	$ 0	$ 1